Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of future minimum payments under operating leases
2013	$ 4.9
2014	3.7
2015	3.4
2016	3.3
2017	1.7
Thereafter	4.6
Total future minimum payments under operating leases	$ 21.6